Stock Based Compensation - Schedule of Restricted Stock Awards (Detail) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Issued (in shares)				5,996,000
Restricted Stock Awards
Shares
Unvested balance (in shares)	0	0	1,127,000	110,000
Issued (in shares)	982,301	982,000		1,064,000
Vested (in shares)		(246,000)	(373,000)	(47,000)
Cancelled (in shares )			(754,000)
Unvested balance (in shares)		736,000	0	1,127,000
Weighted- Average Grant Date Fair Value
Unvested balance (in USD per share)	$ 0.00	$ 0.00	$ 1.83	$ 0.91
Issued (in USD per share)		9.76		1.88
Vested (in USD per share)		9.76	1.73	0.83
Cancelled (in USD per share)			1.88
Unvested balance (in USD per share)		$ 9.76	$ 0.00	$ 1.83